Trade and other receivables (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disclosure of trade and other receivables [line items]
Trade receivables	£ 1,899	£ 1,674
Accrued income	883	817
Prepayments	237	229
Other receivables	134	78
Trade and other current receivables	3,153	2,798	£ 2,795
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables	£ 3,052	£ 4,524
Retail customer receivables | 0 – 30 days
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss rate	3.00%	3.00%
Trade receivables	£ 736	£ 741
Retail customer receivables | 30 – 60 days
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss rate	12.00%	8.00%
Trade receivables	£ 194	£ 192
Retail customer receivables | 60 – 90 days
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss rate	20.00%	19.00%
Trade receivables	£ 89	£ 97
Retail customer receivables | 3 to 6 months past due
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss rate	30.00%	29.00%
Trade receivables	£ 109	£ 97
Retail customer receivables | 6 – 12 months
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss rate	39.00%	39.00%
Trade receivables	£ 99	£ 88
Retail customer receivables | Over 12 months
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss rate	68.00%	69.00%
Trade receivables	£ 238	£ 218
Trade receivables
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	2,293	1,983
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	309	424
Exchange adjustments	24	(42)
Charge for the year, net of recoveries	181	36
Uncollectible amounts written off	(120)	(109)
Allowance account for credit losses of financial assets, ending balance	394	309
Trade receivables | Financial assets past due but not impaired
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables	563	475
Trade receivables | Financial assets past due but not impaired | Up to 3 months past due
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables	295	271
Trade receivables | Financial assets past due but not impaired | 3 to 6 months past due
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables	108	73
Trade receivables | Financial assets past due but not impaired | Over 6 months past due
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Trade receivables	£ 160	£ 131